Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Lease Payments and Sublease Receipts Under the Lease Agreements

The following table summarizes the minimum lease payments and sublease receipts under the lease agreements:

	Lease Payments	Sublease Receipts
2017	$130,572	$69,420
2018	410,848	342,374
2019	431,507	352,644
2020	109,293	90,143
2021	—	—

Total	$1,082,220	$854,581

The following table summarizes the minimum lease payments under this commitment.

2017	$395,520
2018	410,850
2019	431,508
2020	109,293
2021 and thereafter	—

Total	$1,347,171